Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 86,000	$ 53,548
Restricted cash, current (Note 9)	3,352	1,862
Trade accounts receivable, net	24,765	3,203
Inventories (Note 4)	14,368	1,726
Due from managers	81	81
Due from related parties (Note 3)	245	486
Other current assets	1,269	1,561
Prepaid expenses and other receivables	4,350	1,212
Total Current Assets	134,430	63,679
FIXED ASSETS
Advances for vessels under construction and acquisition of vessels (Note 6)	454,612	67,932
Vessels and other fixed assets, net (Note 5)	1,441,851	326,674
Total Fixed Assets	1,896,463	394,606
OTHER NON-CURRENT ASSETS
Long-term Investment (Note 3)	634	0
Deferred finance charges, net	8,029	1,114
Restricted cash, non-current (Note 9 )	10,620	620
Derivative asset (Note 19)	0	91
Fair value of above market acquired time charter (Note 7)	11,908	7,978
TOTAL ASSETS	2,062,084	468,088
CURRENT LIABILITIES
Current portion of long term debt (Note 9)	88,317	18,286
Excel Vessel Bridge Facility from related parties, current portion (Note 3 and Note 9)	8,168	0
Accounts payable	18,487	6,638
Advances from sale of vessel (Note 5)	1,100	0
Due to related parties (Note 3)	2,166	559
Accrued liabilities (Note 15)	13,738	3,501
Derivative liability, current (Note 19)	5,722	0
Deferred revenue	2,500	750
Total Current Liabilities	140,198	29,734
NON-CURRENT LIABILITIES
8.00% 2019 Notes (Note 9)	50,000	0
Long term debt (Note 9)	667,315	172,048
Excel Vessel Bridge Facility from related parties, non current portion (Note 3 and Note 9)	47,993	0
Derivative liability, non-current (Note 19)	2,010	0
Other non-current liabilities	266	200
TOTAL LIABILITIES	907,782	201,982
COMMITMENTS & CONTINGENCIES (Note 17)
STOCKHOLDERS' EQUITY
Preferred Stock; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2013 and 2014 (Note 10)	0	0
Common Stock, $0.01 par value, 300,000,000 shares authorized; 29,059,671 and 109,426,236 shares issued and outstanding at December 31, 2013 and 2014, respectively (Note 10)	1,094	291
Additional paid in capital (Note 10)	1,567,713	668,219
Accumulated other comprehensive loss (Note 19)	(378)	0
Accumulated deficit	(414,127)	(402,404)
Total Stockholders' Equity	1,154,302	266,106
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,062,084	$ 468,088